Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of Changes in the Amount of Property, Plant And Equipment
The changes in the amount of property, plant and equipment are as follows:

	Land, buildings and leasehold improvements	Machinery, equipment, furniture and fixtures	Total
At cost:
Balance January 1, 2011	131,431	409,889	541,320
Capital expenditures	38,993	50,226	89,219
Acquisition	276	11,249	11,525
Impairment	(1,416)	(6,622)	(8,038)
Retirements and sales	(9,361)	(30,692)	(40,053)
Reclassification	(235)	235	—
Foreign currency translation effect	8,186	20,665	28,851
Balance December 31, 2011	167,874	454,950	622,824
Capital expenditures	23,355	44,807	68,162
Retirements and sales	(278)	(10,253)	(10,531)
Reclassification	428	(748)	(320)
Foreign currency translation effect	(3,499)	(13,127)	(16,626)
Balance December 31, 2012	187,880	475,629	663,509
Accumulated depreciation:
Balance January 1, 2011	74,216	269,167	343,383
Depreciation for the year	9,170	30,815	39,985
Retirements and sales	(9,310)	(26,920)	(36,230)
Foreign currency translation effect	3,020	12,486	15,506
Balance December 31, 2011	77,096	285,548	362,644
Depreciation for the year	12,420	35,282	47,702
Retirements and sales	(81)	(9,558)	(9,639)
Reclassification	3	(323)	(320)
Foreign currency translation effect	(2,061)	(10,253)	(12,314)
Balance December 31, 2012	87,377	300,696	388,073
Property, plant and equipment, net:
December 31, 2011	90,778	169,402	260,180
December 31, 2012	100,503	174,933	275,436

Schedule of Useful Lives of Property, Plant And Equipment

Useful lives in years:	Buildings and leasehold improvements	10-25
	Machinery and equipment	2-10
	Furniture and fixtures	2-10